Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of an initial $100 Investment:
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Total Shareholder Return(3)	Peer Group Total Stockholder Return(3)	Net Income (loss) (in thousands)	Adjusted EBITDA(4) (in thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$3,662,895	$808,928	$1,407,222	$50,689	$165	$281	$19,251	$291,764
2023	$3,392,101	$1,507,729	$2,816,354	$1,479,732	$257	$285	$37,400	$268,257
2022	$5,966,406	$7,260,921	$2,661,573	$3,280,460	$258	$273	$250,168	$379,948
2021	$4,994,569	$11,467,497	$2,673,776	$5,105,323	$236	$171	$(15,542)	$212,146

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2024	Fernando Araujo	Michael Helm, Danielle Hunter, A. Trem Smith
2023	Fernando Araujo	Michael Helm, Danielle Hunter, A. Trem Smith
2022	A. Trem Smith	Cary Baetz, Fernando Araujo
2021	A. Trem Smith	Cary Baetz, Fernando Araujo

Peer Group Issuers, Footnote	The values disclosed in the TSR column represent the measurement period value of an investment of $100 in our common stock and the values disclosed in the Peer Group TSR column represent the measurement period value of an investment of
$100 in our peer group. The peer group for purposes of this table is the Dow Jones US Exploration and Production Index, which is the same peer group we used in our Annual Report on Form 10-K for the year ended December 31, 2024.

PEO Total Compensation Amount	$ 3,662,895	$ 3,392,101	$ 5,966,406	$ 4,994,569
PEO Actually Paid Compensation Amount	$ 808,928	1,507,729	7,260,921	11,467,497
Adjustment To PEO Compensation, Footnote	The Company deducted from and added to the Summary Compensation Table total compensation for the PEO and average Summary Compensation Table total compensation for the non-PEO NEOs the following amounts to calculate the CAP and average CAP in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) for the PEO and columns (e) for the non-PEO NEOs for the years ended December 31, 2021, 2022, 2023 and 2024. As the Company’s NEOs did not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table and average Summary Compensation Table totals related to the value of benefits under such plans.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	$3,662,895	$3,392,101	$5,966,406	$4,994,569
(Minus): Grant date fair value of equity awards granted in the fiscal year	(2,499,494)	(2,288,176)	(4,414,801)	(3,397,949)
Plus: Fair value at fiscal year end of outstanding and unvested equity awards granted in the fiscal year	509,018	1,084,663	3,539,838	6,295,131
Plus/(Minus): Change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(643,531)	(1,108,697)	(232,056)	3,086,869
Plus: Fair value at vesting of equity awards granted and vested in the fiscal year	—	—	—	—
Plus/(Minus): Change in fair value as of the vesting date of equity awards granted in prior fiscal years that vested in the fiscal year	(65,877)	45,961	251,021	211,434
(Minus): Fair value as of the prior fiscal year end of equity awards granted in prior fiscal years that failed to meet vesting conditions in the fiscal year	(171,503)	—	—	—
Plus: Value of dividend or other earnings paid on equity awards not otherwise reflected in total compensation	17,420	381,877	2,150,513	277,443
Compensation actually paid	$808,928	$1,507,729	$7,260,921	$11,467,497
For purposes of the above adjustments, the fair value of equity awards on the applicable date was determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table

Non-PEO NEO Average Total Compensation Amount	$ 1,407,222	2,816,354	2,661,573	2,673,776
Non-PEO NEO Average Compensation Actually Paid Amount	$ 50,689	1,479,732	3,280,460	5,105,323
Adjustment to Non-PEO NEO Compensation Footnote	The Company deducted from and added to the Summary Compensation Table total compensation for the PEO and average Summary Compensation Table total compensation for the non-PEO NEOs the following amounts to calculate the CAP and average CAP in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) for the PEO and columns (e) for the non-PEO NEOs for the years ended December 31, 2021, 2022, 2023 and 2024. As the Company’s NEOs did not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table and average Summary Compensation Table totals related to the value of benefits under such plans.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021($)
Summary Compensation Table Total	$1,407,222	$2,816,354	$2,661,573	$2,673,776
(Minus): Grant date fair value of equity awards granted in the fiscal year	(730,916)	(893,025)	(1,664,041)	(1,581,803)
Plus: Fair value at fiscal year end of outstanding and unvested equity awards granted in the fiscal year	148,849	388,420	1,334,247	2,930,490
Plus/(Minus): Change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(204,659)	(1,275,581)	9,874	913,903
Plus: Fair value at vesting of equity awards granted and vested in the fiscal year	—	—	—	—
Plus/(Minus): Change in fair value as of the vesting date of equity awards granted in prior fiscal years that vested in the fiscal year	(67,318)	86,871	71,616	63,675
(Minus): Fair value as of the prior fiscal year end of equity awards granted in prior fiscal years that failed to meet vesting conditions in the fiscal year	(405,421)	—	—	—
Plus: Value of dividends or other earnings paid on equity awards not otherwise reflected in total compensation	(97,068)	356,693	867,191	105,282
Compensation actually paid	$50,689	$1,479,732	$3,280,460	$5,105,323
For purposes of the above adjustments, the fair value of equity awards on the applicable date was determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP vs. Cumulative TSR of Company and the Peer Group
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:

Compensation Actually Paid vs. Net Income	Relationship between CAP vs. Net Income The following chart illustrates the relationship between CAP for our PEO and the average CAP for our non-PEO NEOs against the Company’s net income:
Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP vs. Adjusted EBITDA The following chart illustrates the relationship between CAP for our PEO and the average CAP for our non-PEO NEOs against the Company’s Adjusted EBITDA:
Total Shareholder Return Vs Peer Group
Relationship between CAP vs. Cumulative TSR of Company and the Peer Group
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:

Total Shareholder Return Amount	$ 165	257	258	236
Peer Group Total Shareholder Return Amount	281	285	273	171
Net Income (Loss)	$ 19,251,000	$ 37,400,000	$ 250,168,000	$ (15,542,000)
Company Selected Measure Amount	291,764,000	268,257,000	379,948,000	212,146,000
PEO Name	Fernando Araujo	Fernando Araujo	A. Trem Smith	A. Trem Smith
Additional 402(v) Disclosure
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of 2021, 2022, 2023 and 2024. The table below summarizes the (i) compensation values reported in the Summary Compensation Table for our principal executive officer (“PEO”) and the average compensation values reported for our other non-PEO Named Executive Officers (“non-PEO NEOs”) as compared to the “Compensation Actually Paid” (“CAP”), calculated pursuant to the applicable rules and (ii) Company’s financial performance for the years ended December 31, 2024, 2023, 2022 and 2021.
The measures listed below represent the most important financial performance measures that we used to determine CAP for our NEOs for fiscal year 2024. For more details regarding the financial performance measures, please see the discussion above in our Compensation Discussion and Analysis.

•Adjusted EBITDA
•Adjusted Free Cash Flow
•Adjusted G&A
•Operating Expense

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We selected Adjusted EBITDA as our Company-Selected Measure as it is the most important financial performance measure not otherwise required to be disclosed in the Pay Versus Performance table for the most recently completed year. Adjusted EBITDA represents earnings before interest expense; income taxes; depreciation, depletion, and amortization; derivative gains or losses net of cash received or paid for scheduled derivative settlements; impairments; stock compensation expense; and unusual and infrequent items. Please see “Non-GAAP Financial Measures and Reconciliations” in this Proxy Statement for more information.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted G&A
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Expense
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,499,494)	$ (2,288,176)	$ (4,414,801)	$ (3,397,949)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	509,018	1,084,663	3,539,838	6,295,131
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(643,531)	(1,108,697)	(232,056)	3,086,869
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,877)	45,961	251,021	211,434
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(171,503)	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,420	381,877	2,150,513	277,443
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(730,916)	(893,025)	(1,664,041)	(1,581,803)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	148,849	388,420	1,334,247	2,930,490
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(204,659)	(1,275,581)	9,874	913,903
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,318)	86,871	71,616	63,675
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(405,421)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (97,068)	$ 356,693	$ 867,191	$ 105,282